Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2060 Fund
December 31, 2025
AFF60-NPRT3-0226
1.9858329.111
Bond Funds - 4.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	48,675	368,954
Fidelity Series Emerging Markets Debt Fund (b)	520,722	4,441,763
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	126,906	1,210,682
Fidelity Series Floating Rate High Income Fund (b)	80,539	708,747
Fidelity Series High Income Fund (b)	494,387	4,404,990
Fidelity Series International Credit Fund (b)	4,400	37,180
Fidelity Series International Developed Markets Bond Index Fund (b)	481,578	4,083,781
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,487,459	24,187,406
Fidelity Series Real Estate Income Fund (b)	71,824	726,136
TOTAL BOND FUNDS (Cost $42,824,981)		40,169,639

Domestic Equity Funds - 55.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	4,353,392	69,654,273
Fidelity Advisor Series Growth Opportunities Fund (b)	2,792,341	49,061,430
Fidelity Series All-Sector Equity Fund (b)	2,323,717	32,346,140
Fidelity Series Commodity Strategy Fund (b)	58,131	5,624,216
Fidelity Series Intrinsic Opportunities Fund (b)	1,001,684	10,647,902
Fidelity Series Large Cap Stock Fund (b)	3,556,052	94,946,602
Fidelity Series Large Cap Value Index Fund (b)	498,051	9,079,477
Fidelity Series Opportunistic Insights Fund (b)	2,348,821	59,918,435
Fidelity Series Small Cap Core Fund (b)	181,809	2,458,051
Fidelity Series Small Cap Discovery Fund (b)	724,105	7,957,916
Fidelity Series Small Cap Opportunities Fund (b)	983,892	15,958,731
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,777,448	54,848,549
Fidelity Series Value Discovery Fund (b)	3,219,669	54,830,966
TOTAL DOMESTIC EQUITY FUNDS (Cost $380,076,489)		467,332,688

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,571,082	31,028,863
Fidelity Series Emerging Markets Fund (b)	1,777,541	20,868,326
Fidelity Series Emerging Markets Opportunities Fund (b)	3,405,321	83,941,174
Fidelity Series International Growth Fund (b)	3,297,982	63,024,435
Fidelity Series International Small Cap Fund (b)	542,755	9,709,879
Fidelity Series International Value Fund (b)	4,085,970	63,741,139
Fidelity Series Overseas Fund (b)	4,225,088	63,080,567
Fidelity Series Select International Small Cap Fund (b)	46,676	645,064
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $256,968,631)		336,039,447

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	90,000	89,884
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	850,000	848,322
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	810,000	807,861
US Treasury Bills 0% 1/8/2026 (d)	3.89	380,000	379,780
US Treasury Bills 0% 2/26/2026 (d)	3.78	110,000	109,397
US Treasury Bills 0% 3/19/2026 (d)	3.56	120,000	119,107
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	130,000	129,209
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,482,955)			2,483,560

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	982,405	982,601
Fidelity Series Government Money Market Fund (b)(f)	3.84	431	431
TOTAL MONEY MARKET FUNDS (Cost $983,071)			983,032

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $683,336,127)	847,008,366
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(556,747)
NET ASSETS - 100.0%	846,451,619

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	34	3/2026	4,933,570	9,982
ICE MSCI Emerging Markets Index Contracts (United States)	7	3/2026	493,990	9,554

TOTAL EQUITY CONTRACTS				19,536

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	264	3/2026	30,298,125	(154,642)
CBOT US Treasury Long Bond Contracts (United States)	154	3/2026	17,743,688	(204,614)

TOTAL INTEREST RATE CONTRACTS				(359,256)

TOTAL LONG				(339,720)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	68	3/2026	8,493,200	157,761
CME E-Mini S&P 500 Index Contracts (United States)	22	3/2026	7,581,750	9,568

TOTAL SHORT				167,329

TOTAL FUTURES CONTRACTS				(172,391)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,483,560.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,658,930	13,223,240	14,899,560	39,541	30	(39)	982,601	982,405	0.0%
Total	2,658,930	13,223,240	14,899,560	39,541	30	(39)	982,601

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	53,558,593	17,157,539	6,117,940	8,568,864	118,879	4,937,202	69,654,273	4,353,392
Fidelity Advisor Series Growth Opportunities Fund	37,459,373	11,054,015	6,568,475	6,513,999	188,008	6,928,509	49,061,430	2,792,341
Fidelity Advisor Series Small Cap Fund	90,892	-	88,676	-	5,744	(7,960)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	327,069	74,758	24,810	14,895	(2,055)	(6,008)	368,954	48,675
Fidelity Series All-Sector Equity Fund	23,963,416	5,142,938	1,694,778	1,707,888	(10,195)	4,944,759	32,346,140	2,323,717
Fidelity Series Canada Fund	19,258,521	8,258,807	1,272,846	620,173	17,391	4,766,990	31,028,863	1,571,082
Fidelity Series Commodity Strategy Fund	1,359,329	4,272,861	83,607	43,348	680	74,953	5,624,216	58,131
Fidelity Series Emerging Markets Debt Fund	3,458,271	951,980	227,546	179,585	(1,063)	260,121	4,441,763	520,722
Fidelity Series Emerging Markets Debt Local Currency Fund	1,035,813	161,420	57,869	78,246	1,484	69,834	1,210,682	126,906
Fidelity Series Emerging Markets Fund	16,471,628	2,308,183	2,611,058	495,722	122,598	4,576,975	20,868,326	1,777,541
Fidelity Series Emerging Markets Opportunities Fund	65,926,199	9,082,454	10,247,825	2,071,669	398,202	18,782,144	83,941,174	3,405,321
Fidelity Series Floating Rate High Income Fund	647,626	105,484	41,349	40,146	(217)	(2,797)	708,747	80,539
Fidelity Series Government Money Market Fund	-	160,066	159,635	431	-	-	431	431
Fidelity Series High Income Fund	3,647,610	823,957	223,321	219,356	830	155,914	4,404,990	494,387
Fidelity Series International Credit Fund	35,262	1,655	-	1,655	-	263	37,180	4,400
Fidelity Series International Developed Markets Bond Index Fund	6,282,720	1,042,553	3,203,314	202,910	(71,364)	33,186	4,083,781	481,578
Fidelity Series International Growth Fund	50,248,330	12,739,334	3,597,320	4,929,711	44,715	3,589,376	63,024,435	3,297,982
Fidelity Series International Small Cap Fund	8,865,108	1,572,674	1,408,939	1,281,552	46,557	634,479	9,709,879	542,755
Fidelity Series International Value Fund	53,387,773	11,121,538	8,712,975	6,399,282	1,010,269	6,934,534	63,741,139	4,085,970
Fidelity Series Intrinsic Opportunities Fund	9,045,752	1,993,733	647,965	1,116,607	806	255,576	10,647,902	1,001,684
Fidelity Series Investment Grade Bond Fund	169,387	558,484	735,326	4,087	7,810	(355)	-	-
Fidelity Series Large Cap Stock Fund	72,402,683	17,475,215	8,866,497	8,503,134	177,997	13,757,204	94,946,602	3,556,052
Fidelity Series Large Cap Value Index Fund	7,189,306	1,627,965	479,865	302,233	(913)	742,984	9,079,477	498,051
Fidelity Series Long-Term Treasury Bond Index Fund	29,404,637	6,231,970	10,879,031	832,128	(3,527,985)	2,957,815	24,187,406	4,487,459
Fidelity Series Opportunistic Insights Fund	46,053,931	13,934,769	4,979,612	8,303,353	61,738	4,847,609	59,918,435	2,348,821
Fidelity Series Overseas Fund	50,690,640	13,338,495	2,830,933	5,196,917	64,990	1,817,375	63,080,567	4,225,088
Fidelity Series Real Estate Income Fund	665,074	93,536	41,349	34,032	283	8,592	726,136	71,824
Fidelity Series Select International Small Cap Fund	122,464	456,320	31,115	18,683	1,490	95,905	645,064	46,676
Fidelity Series Short-Term Credit Fund	175	-	176	-	5	(4)	-	-
Fidelity Series Small Cap Core Fund	2,004,608	167,917	213,901	19,852	2,895	496,532	2,458,051	181,809
Fidelity Series Small Cap Discovery Fund	6,626,402	1,377,311	520,071	761,131	585	473,689	7,957,916	724,105
Fidelity Series Small Cap Opportunities Fund	12,956,599	1,711,625	1,515,769	681,416	52,170	2,754,106	15,958,731	983,892
Fidelity Series Stock Selector Large Cap Value Fund	42,439,822	13,342,683	3,988,918	3,907,715	(19,202)	3,074,164	54,848,549	3,777,448
Fidelity Series Value Discovery Fund	43,297,816	11,979,203	4,479,815	2,977,311	77,501	3,956,261	54,830,966	3,219,669
	669,092,829	170,321,442	86,552,626	66,028,031	(1,229,367)	91,909,927	843,542,205

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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